Available-for-sale Securities (Details)	0 Months Ended		12 Months Ended				0 Months Ended
	Jan. 06, 2014 USD ($)	Jan. 06, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 06, 2013 PRC fund house USD ($)	Jan. 06, 2013 PRC fund house CNY	Jan. 06, 2013 PRC fund house CNY
Available-for-sale Securities
Investment with contractual maturity after one year (in shares)									17,800,000
Par value of investment (in CNY per share)									1.00
Proceeds from settlement of available-for-sale securities	$ 2,584,238	15,812,953	$ 2,584,238	15,812,953	0	0
Acquired at amortized cost during the year					17,778,718		2,908,972	17,800,000
Net realized losses from settlement of available-for-sales securities			321,256	1,965,765	0	0
Unrealized holding loss net of tax for available-for-sale securities				0	746,137	0